Premises and Equipment - Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 69,374	$ 63,680
Less accumulated depreciation and amortization	29,269	26,686
Premises and equipment	40,105	36,994
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,931	9,924
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	35,080	32,920
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,253	4,021
Furnishings and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	18,151	15,285
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,959	$ 1,530